Components of Net Periodic Benefit Cost for Continuing Operations (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jul. 02, 2011	Jul. 03, 2010
Defined Benefit Plan Disclosure [Line Items]
Interest cost	$ 73	$ 73
U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Service cost	9	7	17
Interest cost	73	73	75
Expected return on assets	(86)	(81)	(66)
Amortization of Prior service cost	1	1	(2)
Amortization of net actuarial loss	3	13	33
Net periodic benefit cost (income)		$ 13	$ 57